INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Raw materials	$ 15,263	$ 13,376
Finished products	8,725	15,817
Inventory, Net	$ 23,988	$ 29,193